UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22692
American Funds College Target Date Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-A
| CABAX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31 *	0.47% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.10% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-A (with sales charge) 2	4.34%
American Funds College 2042 Fund — Class 529-A (without sales charge) 2	8.10%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-A shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-C
| CABCX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76 *	1.17% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.60% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-C (with sales charge) 2	6.60%
American Funds College 2042 Fund — Class 529-C (without sales charge) 2	7.60%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-C shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Gr
oup or your financial intermediary.
Lit. No. MF5CARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-E
| CAAVX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 39 *	0.60% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.00% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-E 2	8.00%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-E shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your document
s n
ot be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-T
| TAAWX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12 *	0.18% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen
volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-T (with sales charge) 2	5.56%
American Funds College 2042 Fund — Class 529-T (without sales charge) 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-T shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
n
o expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its fut
u
re performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-1
| CAAWX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 14 *	0.22% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.20% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, ple as
e refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-1 2	8.20%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-1 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance i
s
not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-2
| CAAZX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(bas
ed
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 7 *	0.11% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-2 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-2 shares were first offered on March 15, 2024.
2
Investment results ass
um
e all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees pa id (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-3
| DAAGX
for the period ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from March 15, 2024, commencement of operations, to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
period
?
(ba
s
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 5 *	0.08% †
*
Based on operations for the period from March 15, 2024 to October 31, 2024. Expenses for the full year wo
u
ld be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.30% for the period from March 15, 2024 to October 31, 2024. That result compares with a 12.40% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the period. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the period, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds College 2042 Fund — Class 529-F-3 2	8.30%
S&P 500 Index 3	12.40%
Bloomberg U.S. Aggregate Index 3	3.64%
1
Class 529-F-3 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distrib
uti
ons are reinvested. Any market index shown is unmanaged, and t
h
erefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119%
Total number of portfolio holdings	$ 16%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-144-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-A
| CDJAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also
r
equest this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 54	0.47%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-A (with sales charge) 2	26.40%	4.61% )
American Funds College 2039 Fund — Class 529-A (without sales charge) 2	31.02%	5.65% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-A shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
f
und statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-C
| CTJCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund co
s
ts for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 136	1.18%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.10% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-C (with sales charge) 2	29.10%	4.95% )
American Funds College 2039 Fund — Class 529-C (without sales charge) 2	30.10%	4.95% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-C shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund s
t
atistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-E
| CTAEX
for the year ended October 31, 2024
This annual sharehold
er rep
ort contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 74	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 30.73% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-E 2	30.73%	5.47% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-E shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a sh
areholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-T
| TCATX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.19%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 31.28% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-T (with sales charge) 2	28.04%	5.18% )
American Funds College 2039 Fund — Class 529-T (without sales charge) 2	31.28%	5.93% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-T shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is
n
ot a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-1
| CTDFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 25	0.22%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 31.26% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-1 2	31.26%	5.91% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-1 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shar ehold
er would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund ne t as sets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-2
| FCFGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 31.39% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-2 2	31.39%	5.98% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-2 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-3
| FTDHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 31.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness. Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period.
Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-3 2	31.54%	6.05% )
S&P 500 Index 3	38.02%	12.26% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.36) %
1
Class 529-F-3 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,231%
Total number of portfolio holdings	$ 18%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 0%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-136-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-A
| CCFAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 48	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 27.98% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-A (with sales charge) 2	23.50%	7.95% )	7.10%
American Funds College 2036 Fund — Class 529-A (without sales charge) 2	27.98%	8.73% )	7.66%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-A shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unm an
aged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-C
| CTDCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 133	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 26.93% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-C (with sales charge) 2	25.93%	7.94% )	6.90%
American Funds College 2036 Fund — Class 529-C (without sales charge) 2	26.93%	7.94% )	6.90%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-C shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-E
| CTKEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 73	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 27.54% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-E 2	27.54%	8.49% )	7.45%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-E shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net ass
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-T
| TCDTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 28.20% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-T (with sales charge) 2	25.01%	8.45% )	7.52%
American Funds College 2036 Fund — Class 529-T (without sales charge) 2	28.20%	9.01% )	7.93%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-T shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-1
| CTAFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.20%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 28.11% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-1 2	28.11%	8.99% )	7.93%
S&P 500 Index 3	38.02%	15.27% )	14.20%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.39%
1
Class 529-F-1 shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s
pa
st performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd
statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-2
| CTAHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 28.19% for the year ended October 31, 2024. That result compares
with a 38.02%
gain
for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2036 Fund — Class 529-F-2 2	28.19%	9.24% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares
were
first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-3
| CTAKX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 28.33% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased
, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Domestic equities contributed to much of the fund’s returns during the fiscal year, with growth-oriented equities slightly surpassing the returns of dividend-paying, value equities. Overall, equity holdings contributed meaningfully to overall portfolio returns. While overseas equity holdings contributed to positive returns, they tended to lag U.S.-based stocks.
Bond holdings posted more muted absolute results, though bonds provided income and stability that helped dampen volatility in the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2036 Fund — Class 529-F-3 2	28.33%	9.33% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,634%
Total number of portfolio holdings	$ 21%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-125-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-A
| CTLAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 47	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.87% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond inves
to
rs enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had so
m
e of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual t
o
tal returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-A (with sales charge) 2	18.56%	6.50% )	6.43%
American Funds College 2033 Fund — Class 529-A (without sales charge) 2	22.87%	7.26% )	6.82%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-A shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
at
istics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-C
| CTLCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 130	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.95% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while b
o
nd investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yie
l
d bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annu
a
l total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-C (with sales charge) 2	20.95%	6.47% )	6.39%
American Funds College 2033 Fund — Class 529-C (without sales charge) 2	21.95%	6.47% )	6.39%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-C shares were first offered on March
27, 2015
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
sti
cs
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-E
| CTLEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 71	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the over al
l results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the st ro
ngest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
ta
l returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-E 2	22.70%	7.04% )	6.58%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-E shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-T
| TCFFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.18%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond i
nv
estors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield
bon
ds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total re
tu
rns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-T (with sales charge) 2	20.18%	6.99% )	7.31%
American Funds College 2033 Fund — Class 529-T (without sales charge) 2	23.30%	7.53% )	7.67%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-1
| CTLFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%
Management's discussion of fund perfo
rm
ance
The fund’s Class 529-F-1 shares gained 23.19% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the p erio
d. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual to
tal
returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-1 2	23.19%	7.49% )	7.05%
S&P 500 Index 3	38.02%	15.27% )	13.23%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-F-1 shares were first offered on March 27, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fun
d sta
tistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addit
iona
l information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-2
|
FCCFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.30% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	Since inception 1
American Funds College 2033 Fund — Class 529-F-2 2	23.30%	7.32% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line ch
art
and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd s
tatistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-3
| FTCFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.37% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, the U.S. Federal Reserve began instituting interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. Equities domiciled overseas, while offering positive returns, did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly to the fund’s return for the period, though growth-oriented equities were likewise additive.
Within the fund’s fixed income holdings, high-yield bonds had some of the strongest returns. Other bond holdings posted more muted absolute results, though the income and stability bonds provide helped dampen the volatility of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
ret
urns
	1 year	Since inception 1
American Funds College 2033 Fund — Class 529-F-3 2	23.37%	7.39% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
n
d statistics
Fund net assets (in millions)	$ 3,402%
Total number of portfolio holdings	$ 19%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
m
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-103-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-A
| CTHAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.65% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-A (with sales charge) *	14.47%	4.71% )	5.18%
American Funds College 2030 Fund — Class 529-A (without sales charge) *	18.65%	5.46% )	5.55%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg
Index
Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-C
| CTYCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.74% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled
overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-C (with sales charge) *	16.74%	4.69% )	5.14%
American Funds College 2030 Fund — Class 529-C (without sales charge) *	17.74%	4.69% )	5.14%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-E
| CTHEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.40% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-E *	18.40%	5.23% )	5.30%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-T
| TAFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.92% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds
allocation
was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-T (with sales charge) 2	15.98%	5.18% )	5.92%
American Funds College 2030 Fund — Class 529-T (without sales charge) 2	18.92%	5.72% )	6.28%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-1
| CTHFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.88% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted
strong
gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-F-1 *	18.88%	5.68% )	5.77%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-2
| FDFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from
November
1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.96% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2030 Fund — Class 529-F-2 2	18.96%	5.73% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-3
| FTFCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F- 3	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.02% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period. Meanwhile overseas, developed economies saw pockets of weakness.
Domestic equities posted strong gains, while bond investors enjoyed higher yields for much of the period. While equities domiciled overseas offered positive returns, they did not meaningfully add to the overall results of the portfolio. Dividend-paying equities contributed greatly and growth-oriented equities were likewise additive.
High-yield bonds allocation was additive to the results of the portfolio. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2030 Fund — Class 529-F-3 2	19.02%	5.81% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,151%
Total number of portfolio holdings	$ 15%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-094-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-A
| CSTAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 45	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.32% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-A (with sales charge) *	10.35%	2.82% )	3.87%
American Funds College 2027 Fund — Class 529-A (without sales charge) *	14.32%	3.55% )	4.23%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-C
| CTSCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 125	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.49% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-C (with sales charge) *	12.49%	2.78% )	3.84%
American Funds College 2027 Fund — Class 529-C (without sales charge) *	13.49%	2.78% )	3.84%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-E
| CTSEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 68	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.03% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal y ear
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rn
s
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-E *	14.03%	3.31% )	3.99%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested.
Any m
arket index shown is unmanaged, and therefore,
has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
istic
s
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-T
| TAFAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 14.59% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-T (with sales charge) 2	11.69%	3.26% )	4.35%
American Funds College 2027 Fund — Class 529-T (without sales charge) 2	14.59%	3.79% )	4.70%
S&P 500 Index 3	38.02%	15.27% )	14.36%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-1
| CTSFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.22%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 14.57% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-F-1 *	14.57%	3.76% )	4.46%
S&P 500 Index †	38.02%	15.27% )	13.00%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-2
| FFCFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 14.64% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2027 Fund — Class 529-F-2 2	14.64%	3.61% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-3
| FFCTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 14.70% for the year ended October 31, 2024. That result compares with a 38.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s equity holdings, particularly among dividend-paying stocks, were particularly additive to returns, as were equities domiciled in the United States. Likewise, high-yield bond holdings provided better-than-average returns.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results although trailed longer-duration and lower-quality issuers. Bonds provided income and stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2027 Fund — Class 529-F-3 2	14.70%	3.69% )
S&P 500 Index 3	38.02%	16.69% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,494%
Total number of portfolio holdings	$ 13%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 17%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-093-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-A
| CENAX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 9.94% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-A (with sales charge) *	7.20%	0.91% )	1.20%
American Funds College Enrollment Fund — Class 529-A (without sales charge) *	9.94%	1.42% )	1.46%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-C
| CENCX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 122	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.07% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-C (with sales charge) *	8.07%	0.66% )	1.08%
American Funds College Enrollment Fund — Class 529-C (without sales charge) *	9.07%	0.66% )	1.08%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-E
| CENEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 9.78% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-E *	9.78%	1.21% )	1.25%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-T
| TCADX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.19%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.18% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-T (with sales charge) 2	7.44%	1.15% )	1.48%
American Funds College Enrollment Fund — Class 529-T (without sales charge) 2	10.18%	1.66% )	1.82%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	1.12% )	1.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-1
| CENFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.23%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.11% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-F-1 *	10.11%	1.62% )	1.68%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Bloomberg U.S. Aggregate 1-5 Years Index †	7.07%	1.12% )	1.59%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-2
| FAADX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 10.20% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College Enrollment Fund — Class 529-F-2 2	10.20%	0.74% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	0.38% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-088-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-3
| FTAOX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 10.26% for the year ended October 31, 2024. That result compares with a 7.07% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to grow during the fund’s fiscal year. Inflation eased, and the U.S. Federal Reserve instituted interest rate cuts late in the period.
Equities posted strong gains, and bond investors enjoyed higher yields for much of the period. The fund’s modest equity allocation, primarily in dividend-paying stocks, was particularly additive toward results.
Emphasis on shorter-maturity and higher quality bonds delivered positive absolute results though those trailed longer-duration and lower-quality issuers. Given the fund’s objective, higher-quality bonds offered income and stability for shareholders.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College Enrollment Fund — Class 529-F-3 2	10.26%	0.80% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	7.07%	0.38% )
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Aggregate 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,030%
Total number of portfolio holdings	$ 6%
Total advisory fees paid (in millions)	None
Portfolio turnover rate	$ 5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-088-1224 © 2024 Capital Group. All rights reserved.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	69,000	6,000	31,000	None
October 31, 2023	63,000	3,000	29,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	2,131,000	None	11,000
October 31, 2023	Not Applicable	2,183,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	2,179,000
October 31, 2023	2,214,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds College Target Date Series®
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-800-1224 © 2024 Capital Group. All rights reserved.

American Funds College 2042 Fund
Investment portfolio October 31, 2024

Growth funds 51%	Shares	Value (000)
AMCAP Fund, Class R-6	298,594	$13,395
SMALLCAP World Fund, Inc., Class R-6	165,946	11,853
New Perspective Fund, Class R-6	164,551	10,609
The Growth Fund of America, Class R-6	132,176	10,253
EuroPacific Growth Fund, Class R-6	121,767	7,051
The New Economy Fund, Class R-6	83,817	5,510
American Funds Global Insight Fund, Class R-6	52,172	1,242
		59,913
Growth-and-income funds 42%
Fundamental Investors, Class R-6	188,691	16,061
Capital World Growth and Income Fund, Class R-6	192,504	12,979
The Investment Company of America, Class R-6	170,766	10,311
Washington Mutual Investors Fund, Class R-6	87,453	5,568
International Growth and Income Fund, Class R-6	115,345	4,323
		49,242
Balanced funds 3%
American Funds Global Balanced Fund, Class R-6	53,536	2,074
American Balanced Fund, Class R-6	57,562	2,068
		4,142
Fixed income funds 4%
U.S. Government Securities Fund, Class R-6	266,831	3,173
American High-Income Trust, Class R-6	214,092	2,098
		5,271
Total investment securities 100% (cost: $115,468,000)		118,568
Other assets less liabilities 0%		(26)
Net assets 100%		$118,542

1	American Funds College Target Date Series

American Funds College 2042 Fund (continued)
Investments in affiliates1

	Value at 3/15/2024[2] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 51%
AMCAP Fund, Class R-6	$—	$13,006	$—	$—	$389	$13,395	$—	$82
SMALLCAP World Fund, Inc., Class R-6	—	11,691	—	—	162	11,853	—	—
New Perspective Fund, Class R-6	—	10,317	—	—	292	10,609	—	—
The Growth Fund of America, Class R-6	—	9,721	—	—	532	10,253	—	—
EuroPacific Growth Fund, Class R-6	—	7,108	—	—	(57)	7,051	10	44
The New Economy Fund, Class R-6	—	5,246	—	—	264	5,510	—	—
American Funds Global Insight Fund, Class R-6	—	1,234	—	—	8	1,242	—	—
						59,913
Growth-and-income funds 42%
Fundamental Investors, Class R-6	—	15,366	—	—	695	16,061	52	35
Capital World Growth and Income Fund, Class R-6	—	12,717	—	—	262	12,979	66	—
The Investment Company of America, Class R-6	—	9,859	—	—	452	10,311	37	13
Washington Mutual Investors Fund, Class R-6	—	5,444	—	—	124	5,568	23	73
International Growth and Income Fund, Class R-6	—	4,378	—	—	(55)	4,323	42	—
						49,242
Balanced funds 3%
American Funds Global Balanced Fund, Class R-6	—	2,071	—	—	3	2,074	9	—
American Balanced Fund, Class R-6	—	2,032	—	—	36	2,068	6	—
						4,142
Fixed income funds 4%
U.S. Government Securities Fund, Class R-6	—	3,194	—	—	(21)	3,173	40	—
American High-Income Trust, Class R-6	—	2,084	—	—	14	2,098	30	—
						5,271
Total 100%				$—	$3,100	$118,568	$315	$247

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Commencement of operations.
Refer to the notes to financial statements.

American Funds College Target Date Series	2

American Funds College 2039 Fund
Investment portfolio October 31, 2024

Growth funds 41%	Shares	Value (000)
AMCAP Fund, Class R-6	2,403,350	$107,814
SMALLCAP World Fund, Inc., Class R-6	1,443,104	103,081
The Growth Fund of America, Class R-6	1,222,516	94,830
New Perspective Fund, Class R-6	1,198,878	77,292
The New Economy Fund, Class R-6	688,194	45,242
American Funds Global Insight Fund, Class R-6	1,619,664	38,548
EuroPacific Growth Fund, Class R-6	637,277	36,905
		503,712
Growth-and-income funds 36%
The Investment Company of America, Class R-6	1,963,032	118,528
Capital World Growth and Income Fund, Class R-6	1,627,301	109,713
Fundamental Investors, Class R-6	1,256,203	106,928
Washington Mutual Investors Fund, Class R-6	1,210,458	77,070
International Growth and Income Fund, Class R-6	955,294	35,804
		448,043
Balanced funds 10%
American Balanced Fund, Class R-6	1,788,019	64,226
American Funds Global Balanced Fund, Class R-6	1,459,572	56,558
		120,784
Fixed income funds 13%
American High-Income Trust, Class R-6	7,109,497	69,673
The Bond Fund of America, Class R-6	3,718,593	41,946
American Funds Multi-Sector Income Fund, Class R-6	3,059,700	28,822
U.S. Government Securities Fund, Class R-6	1,583,117	18,823
		159,264
Total investment securities 100% (cost: $1,075,439,000)		1,231,803
Other assets less liabilities 0%		(390)
Net assets 100%		$1,231,413

3	American Funds College Target Date Series

American Funds College 2039 Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
AMCAP Fund, Class R-6	$62,851	$22,796	$—	$—	$22,167	$107,814	$432	$3,850
SMALLCAP World Fund, Inc., Class R-6	62,851	24,029	—	—	16,201	103,081	761	—
The Growth Fund of America, Class R-6	50,271	23,305	—	—	21,254	94,830	516	3,928
New Perspective Fund, Class R-6	43,980	19,823	—	—	13,489	77,292	645	2,273
The New Economy Fund, Class R-6	25,109	9,993	—	—	10,140	45,242	167	1,093
American Funds Global Insight Fund, Class R-6	18,819	14,096	—	—	5,633	38,548	344	—
EuroPacific Growth Fund, Class R-6	25,198	7,203	—	—	4,504	36,905	654	1,291
						503,712
Growth-and-income funds 36%
The Investment Company of America, Class R-6	62,625	30,758	—	—	25,145	118,528	1,534	3,044
Capital World Growth and Income Fund, Class R-6	56,334	36,100	—	—	17,279	109,713	1,799	1,067
Fundamental Investors, Class R-6	57,451	27,357	—	—	22,120	106,928	1,177	3,087
Washington Mutual Investors Fund, Class R-6	37,463	29,141	—	—	10,466	77,070	1,110	3,911
International Growth and Income Fund, Class R-6	18,593	13,571	—	—	3,640	35,804	872	—
						448,043
Balanced funds 10%
American Balanced Fund, Class R-6	31,264	23,484	—	—	9,478	64,226	1,227	—
American Funds Global Balanced Fund, Class R-6	31,364	18,150	—	—	7,044	56,558	1,052	—
						120,784
Fixed income funds 13%
American High-Income Trust, Class R-6	32,022	33,312	—	—	4,339	69,673	3,620	—
The Bond Fund of America, Class R-6	—	42,143	—	—	(197)	41,946	776	—
American Funds Multi-Sector Income Fund, Class R-6	—	28,629	—	—	193	28,822	729	—
U.S. Government Securities Fund, Class R-6	12,835	5,442	—	—	546	18,823	794	—
						159,264
Total 100%				$—	$193,441	$1,231,803	$18,209	$23,544

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds College Target Date Series	4

American Funds College 2036 Fund
Investment portfolio October 31, 2024

Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6	2,683,248	$120,370
The Growth Fund of America, Class R-6	1,545,006	119,846
New Perspective Fund, Class R-6	1,590,209	102,521
American Funds Global Insight Fund, Class R-6	3,595,661	85,577
SMALLCAP World Fund, Inc., Class R-6	1,192,420	85,175
The New Economy Fund, Class R-6	783,510	51,508
		564,997
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	3,358,930	226,459
The Investment Company of America, Class R-6	3,616,558	218,368
Washington Mutual Investors Fund, Class R-6	3,023,646	192,515
Fundamental Investors, Class R-6	2,041,520	173,774
American Mutual Fund, Class R-6	1,410,749	82,642
International Growth and Income Fund, Class R-6	1,829,366	68,565
		962,323
Equity-income funds 2%
Capital Income Builder, Class R-6	509,037	36,854
The Income Fund of America, Class R-6	1,075,293	27,657
		64,511
Balanced funds 10%
American Balanced Fund, Class R-6	4,647,003	166,920
American Funds Global Balanced Fund, Class R-6	2,483,076	96,219
		263,139
Fixed income funds 30%
The Bond Fund of America, Class R-6	27,779,560	313,353
American High-Income Trust, Class R-6	19,086,732	187,050
American Funds Multi-Sector Income Fund, Class R-6	19,827,490	186,775
American Funds Mortgage Fund, Class R-6	5,328,914	46,415
American Funds Strategic Bond Fund, Class R-6	5,041,187	46,379
		779,972
Total investment securities 100% (cost: $2,407,124,000)		2,634,942
Other assets less liabilities 0%		(678)
Net assets 100%		$2,634,264

5	American Funds College Target Date Series

American Funds College 2036 Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6	$110,156	$7,286	$31,557	$7,590	$26,895	$120,370	$724	$5,724
The Growth Fund of America, Class R-6	124,054	10,798	57,363	16,628	25,729	119,846	1,213	9,241
New Perspective Fund, Class R-6	89,591	5,607	16,231	3,884	19,670	102,521	1,223	4,310
American Funds Global Insight Fund, Class R-6	69,182	4,419	5,114	1,364	15,726	85,577	1,181	—
SMALLCAP World Fund, Inc., Class R-6	91,428	4,339	32,087	2,936	18,559	85,175	1,052	—
The New Economy Fund, Class R-6	54,293	2,560	23,245	5,923	11,977	51,508	340	2,220
EuroPacific Growth Fund, Class R-6[2]	5,133	202	6,211	(1,223)	2,099	—	92	109
						564,997
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	160,200	24,486	507	168	42,112	226,459	4,177	2,856
The Investment Company of America, Class R-6	161,426	13,213	10,991	3,641	51,079	218,368	3,251	7,165
Washington Mutual Investors Fund, Class R-6	124,395	38,196	—	—	29,924	192,515	3,009	10,651
Fundamental Investors, Class R-6	142,629	11,752	27,250	7,570	39,073	173,774	2,409	7,011
American Mutual Fund, Class R-6	—	78,057	—	—	4,585	82,642	480	—
International Growth and Income Fund, Class R-6	52,786	7,052	505	141	9,091	68,565	1,859	—
						962,323
Equity-income funds 2%
Capital Income Builder, Class R-6	—	35,562	—	—	1,292	36,854	285	—
The Income Fund of America, Class R-6	—	26,680	—	—	977	27,657	204	—
						64,511
Balanced funds 10%
American Balanced Fund, Class R-6	105,281	34,537	—	—	27,102	166,920	3,504	—
American Funds Global Balanced Fund, Class R-6	72,657	10,960	1,608	310	13,900	96,219	1,893	—
						263,139
Fixed income funds 30%
The Bond Fund of America, Class R-6	176,677	126,839	—	—	9,837	313,353	11,453	—
American High-Income Trust, Class R-6	124,926	47,511	—	—	14,613	187,050	10,939	—
American Funds Multi-Sector Income Fund, Class R-6	122,544	52,002	—	—	12,229	186,775	10,368	—
American Funds Mortgage Fund, Class R-6	—	46,811	—	—	(396)	46,415	799	—
American Funds Strategic Bond Fund, Class R-6	—	46,269	—	—	110	46,379	493	—
U.S. Government Securities Fund, Class R-6[2]	2,885	69	3,034	(641)	721	—	71	—
						779,972
Total 100%				$48,291	$376,904	$2,634,942	$61,019	$49,287

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 10/31/2024.
Refer to the notes to financial statements.

American Funds College Target Date Series	6

American Funds College 2033 Fund
Investment portfolio October 31, 2024

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,229,293	$55,146
New Perspective Fund, Class R-6	845,109	54,484
American Funds Global Insight Fund, Class R-6	2,249,848	53,547
		163,177
Growth-and-income funds 35%
American Mutual Fund, Class R-6	5,360,184	314,000
Washington Mutual Investors Fund, Class R-6	4,176,638	265,926
Capital World Growth and Income Fund, Class R-6	3,535,152	238,340
The Investment Company of America, Class R-6	3,412,567	206,051
Fundamental Investors, Class R-6	1,312,460	111,717
International Growth and Income Fund, Class R-6	1,366,763	51,226
		1,187,260
Equity-income funds 9%
The Income Fund of America, Class R-6	5,848,643	150,427
Capital Income Builder, Class R-6	2,026,880	146,746
		297,173
Balanced funds 9%
American Balanced Fund, Class R-6	6,510,146	233,844
American Funds Global Balanced Fund, Class R-6	2,370,012	91,838
		325,682
Fixed income funds 42%
The Bond Fund of America, Class R-6	43,291,554	488,329
American High-Income Trust, Class R-6	24,063,773	235,825
American Funds Multi-Sector Income Fund, Class R-6	24,702,128	232,694
American Funds Mortgage Fund, Class R-6	24,666,026	214,841
American Funds Strategic Bond Fund, Class R-6	23,293,055	214,296
Intermediate Bond Fund of America, Class R-6	3,500,007	43,680
		1,429,665
Total investment securities 100% (cost: $3,201,494,000)		3,402,957
Other assets less liabilities 0%		(859)
Net assets 100%		$3,402,098

7	American Funds College Target Date Series

American Funds College 2033 Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$55,851	$3,026	$20,169	$2,824	$13,614	$55,146	$367	$2,659
New Perspective Fund, Class R-6	53,911	3,329	15,780	400	12,624	54,484	736	2,594
American Funds Global Insight Fund, Class R-6	52,703	900	12,081	609	11,416	53,547	900	—
SMALLCAP World Fund, Inc., Class R-6[2]	8,924	103	10,691	(1,499)	3,163	—	103	—
The Growth Fund of America, Class R-6[2]	13,423	1,131	17,377	(38)	2,861	—	131	1,000
The New Economy Fund, Class R-6[2]	5,840	275	7,262	(693)	1,840	—	37	239
						163,177
Growth-and-income funds 35%
American Mutual Fund, Class R-6	209,797	47,524	—	—	56,679	314,000	6,158	3,744
Washington Mutual Investors Fund, Class R-6	197,898	22,893	259	64	45,330	265,926	4,477	15,570
Capital World Growth and Income Fund, Class R-6	199,897	8,948	20,594	4,847	45,242	238,340	4,783	3,504
The Investment Company of America, Class R-6	178,257	11,132	39,419	11,342	44,739	206,051	3,309	7,750
Fundamental Investors, Class R-6	106,376	6,664	33,361	911	31,127	111,717	1,632	5,031
International Growth and Income Fund, Class R-6	50,848	1,506	9,812	1,060	7,624	51,226	1,506	—
						1,187,260
Equity-income funds 9%
The Income Fund of America, Class R-6	69,058	63,268	—	—	18,101	150,427	3,917	—
Capital Income Builder, Class R-6	93,634	31,834	—	—	21,278	146,746	4,377	116
						297,173
Balanced funds 9%
American Balanced Fund, Class R-6	172,126	19,636	—	—	42,082	233,844	5,423	—
American Funds Global Balanced Fund, Class R-6	76,741	2,129	1,604	177	14,395	91,838	1,880	—
						325,682
Fixed income funds 42%
The Bond Fund of America, Class R-6	374,582	92,374	—	—	21,373	488,329	20,653	—
American High-Income Trust, Class R-6	178,200	37,789	—	—	19,836	235,825	14,352	—
American Funds Multi-Sector Income Fund, Class R-6	177,397	38,365	—	—	16,932	232,694	13,580	—
American Funds Mortgage Fund, Class R-6	121,493	87,547	—	—	5,801	214,841	8,278	—
American Funds Strategic Bond Fund, Class R-6[3]	120,404	86,549	1,416	—	8,759	214,296	4,414	—
Intermediate Bond Fund of America, Class R-6	—	43,441	—	—	239	43,680	824	—
						1,429,665
Total 100%				$20,004	$445,055	$3,402,957	$101,837	$42,207

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 10/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	8

American Funds College 2030 Fund
Investment portfolio October 31, 2024

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	7,066,390	$413,949
Washington Mutual Investors Fund, Class R-6	3,403,525	216,702
Capital World Growth and Income Fund, Class R-6	2,013,163	135,728
The Investment Company of America, Class R-6	892,793	53,907
		820,286
Equity-income funds 12%
The Income Fund of America, Class R-6	12,260,588	315,342
Capital Income Builder, Class R-6	2,624,135	189,988
		505,330
Balanced funds 8%
American Balanced Fund, Class R-6	8,055,814	289,365
American Funds Global Balanced Fund, Class R-6	1,373,099	53,207
		342,572
Fixed income funds 60%
The Bond Fund of America, Class R-6	47,819,334	539,401
American Funds Mortgage Fund, Class R-6	56,169,809	489,239
American Funds Strategic Bond Fund, Class R-6	45,129,801	415,194
Intermediate Bond Fund of America, Class R-6	29,513,734	368,332
American High-Income Trust, Class R-6	26,913,139	263,749
American Funds Multi-Sector Income Fund, Class R-6	27,836,647	262,221
Short-Term Bond Fund of America, Class R-6	15,328,922	146,238
		2,484,374
Total investment securities 100% (cost: $4,133,876,000)		4,152,562
Other assets less liabilities 0%		(1,084)
Net assets 100%		$4,151,478

9	American Funds College Target Date Series

American Funds College 2030 Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$4,918	$180	$6,245	$(278)	$1,425	$—	$32	$148
American Funds Global Insight Fund, Class R-6[2]	4,816	82	5,680	219	563	—	82	—
New Perspective Fund, Class R-6[2]	4,837	299	5,894	(763)	1,521	—	66	232
						—
Growth-and-income funds 20%
American Mutual Fund, Class R-6	318,566	27,604	12,951	3,563	77,167	413,949	8,820	5,623
Washington Mutual Investors Fund, Class R-6	229,854	22,662	85,025	19,322	29,889	216,702	4,687	16,552
Capital World Growth and Income Fund, Class R-6	137,327	6,630	41,776	165	33,382	135,728	3,091	2,407
The Investment Company of America, Class R-6	77,481	4,756	49,942	4,446	17,166	53,907	1,212	3,301
Fundamental Investors, Class R-6[2]	9,966	470	12,304	(37)	1,905	—	59	411
International Growth and Income Fund, Class R-6[2]	4,825	22	5,556	(608)	1,317	—	23	—
						820,286
Equity-income funds 12%
The Income Fund of America, Class R-6	278,460	22,466	41,551	4,691	51,276	315,342	12,394	—
Capital Income Builder, Class R-6	187,707	8,109	42,821	4,623	32,370	189,988	7,652	228
						505,330
Balanced funds 8%
American Balanced Fund, Class R-6	225,488	16,417	6,679	1,396	52,743	289,365	6,982	—
American Funds Global Balanced Fund, Class R-6	66,768	1,452	27,042	2,362	9,667	53,207	1,452	—
						342,572
Fixed income funds 60%
The Bond Fund of America, Class R-6	457,784	69,459	13,480	567	25,071	539,401	23,496	—
American Funds Mortgage Fund, Class R-6	318,061	156,549	—	—	14,629	489,239	19,239	—
American Funds Strategic Bond Fund, Class R-6[3]	315,610	81,889	3,908	—	21,603	415,194	9,039	—
Intermediate Bond Fund of America, Class R-6	154,023	208,663	—	—	5,646	368,332	10,591	—
American High-Income Trust, Class R-6	231,298	22,424	14,838	957	23,908	263,749	17,434	—
American Funds Multi-Sector Income Fund, Class R-6	228,256	23,596	11,060	573	20,856	262,221	16,467	—
Short-Term Bond Fund of America, Class R-6	—	146,006	—	—	232	146,238	2,115	—
						2,484,374
Total 100%				$41,198	$422,336	$4,152,562	$144,933	$28,902

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 10/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	10

American Funds College 2027 Fund
Investment portfolio October 31, 2024

Growth-and-income funds 12%	Shares	Value (000)
American Mutual Fund, Class R-6	5,743,448	$336,451
Washington Mutual Investors Fund, Class R-6	707,265	45,032
Capital World Growth and Income Fund, Class R-6	662,132	44,641
		426,124
Equity-income funds 5%
The Income Fund of America, Class R-6	4,397,529	113,104
Capital Income Builder, Class R-6	622,736	45,086
		158,190
Balanced funds 6%
American Balanced Fund, Class R-6	6,088,714	218,707
Fixed income funds 77%
Short-Term Bond Fund of America, Class R-6	82,028,304	782,550
Intermediate Bond Fund of America, Class R-6	54,649,958	682,032
American Funds Mortgage Fund, Class R-6	53,169,484	463,106
American Funds Strategic Bond Fund, Class R-6	31,241,885	287,425
The Bond Fund of America, Class R-6	22,121,217	249,527
American High-Income Trust, Class R-6	11,640,423	114,076
American Funds Multi-Sector Income Fund, Class R-6	12,027,242	113,297
		2,692,013
Total investment securities 100% (cost: $3,597,220,000)		3,495,034
Other assets less liabilities 0%		(909)
Net assets 100%		$3,494,125

11	American Funds College Target Date Series

American Funds College 2027 Fund (continued)
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
American Mutual Fund, Class R-6	$282,182	$20,758	$35,924	$8,668	$60,767	$336,451	$7,575	$4,981
Washington Mutual Investors Fund, Class R-6	67,322	5,320	40,472	4,489	8,373	45,032	1,175	4,003
Capital World Growth and Income Fund, Class R-6	60,055	2,440	31,597	3,244	10,499	44,641	1,237	1,053
The Investment Company of America, Class R-6[2]	4,463	204	5,287	112	508	—	29	174
						426,124
Equity-income funds 5%
The Income Fund of America, Class R-6	148,913	6,852	68,799	3,435	22,703	113,104	5,717	—
Capital Income Builder, Class R-6	63,773	2,461	32,243	(15)	11,110	45,086	2,237	77
						158,190
Balanced funds 6%
American Balanced Fund, Class R-6	197,235	6,660	30,786	4,789	40,809	218,707	5,925	—
American Funds Global Balanced Fund, Class R-6[2]	4,219	23	4,737	(419)	914	—	23	—
						218,707
Fixed income funds 77%
Short-Term Bond Fund of America, Class R-6	273,235	502,938	—	—	6,377	782,550	21,124	—
Intermediate Bond Fund of America, Class R-6	444,813	220,257	—	—	16,962	682,032	24,391	—
American Funds Mortgage Fund, Class R-6	417,080	57,966	33,151	1,086	20,125	463,106	22,222	—
American Funds Strategic Bond Fund, Class R-6[3]	282,466	28,246	42,842	724	18,831	287,425	6,783	—
The Bond Fund of America, Class R-6	318,585	25,302	113,083	(10,733)	29,456	249,527	14,018	—
American High-Income Trust, Class R-6	148,914	11,614	61,445	3,234	11,759	114,076	9,594	—
American Funds Multi-Sector Income Fund, Class R-6	146,375	10,293	56,740	2,092	11,277	113,297	9,067	—
						2,692,013
Total 100%				$20,706	$270,470	$3,495,034	$131,117	$10,288

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 10/31/2024.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	12

American Funds College Enrollment Fund
Investment portfolio October 31, 2024

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	6,112,882	$358,093
Balanced funds 5%
American Balanced Fund, Class R-6	5,552,544	199,447
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	191,934,241	1,831,054
Intermediate Bond Fund of America, Class R-6	83,894,558	1,047,004
American Funds Mortgage Fund, Class R-6	45,531,120	396,576
American Funds Strategic Bond Fund, Class R-6	21,610,384	198,815
		3,473,449
Total investment securities 100% (cost: $4,248,387,000)		4,030,989
Other assets less liabilities 0%		(1,407)
Net assets 100%		$4,029,582
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$143,812	$238,811	$98,770	$11,865	$62,375	$358,093	$5,565	$2,391
Balanced funds 5%
American Balanced Fund, Class R-6	80,032	140,574	50,035	1,659	27,217	199,447	3,205	—
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	741,056	1,360,545	267,943	2,882	(5,486)	1,831,054	63,231	—
Intermediate Bond Fund of America, Class R-6	429,790	852,111	174,949	(10,818)	(49,130)	1,047,004	36,340	—
American Funds Mortgage Fund, Class R-6	162,204	347,059	72,255	(8,076)	(32,356)	396,576	15,454	—
American Funds Strategic Bond Fund, Class R-6[2]	81,345	186,009	36,036	(7,136)	(25,367)	198,815	3,254	—
						3,473,449
Total 100%				$(9,624)	$(22,747)	$4,030,989	$127,049	$2,391

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

13	American Funds College Target Date Series

Financial statements
Statements of assets and liabilities at October 31, 2024 (dollars and shares in thousands, except per-share amounts)

		College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Assets:
Investment securities of affiliated issuers, at value		$118,568	$1,231,803	$2,634,942	$3,402,957	$4,152,562
Receivables for:
Sales of fund’s shares		967	871	1,056	1,332	2,355
Dividends		22	740	3,383	5,483	8,766
Total assets		119,557	1,233,414	2,639,381	3,409,772	4,163,683
Liabilities:
Payables for:
Purchases of investments		983	1,272	4,117	5,887	10,014
Repurchases of fund’s shares		6	339	335	954	1,138
Services provided by related parties		21	330	531	657	834
Trustees’ deferred compensation		— *	3	11	18	26
Other		5	57	123	158	193
Total liabilities		1,015	2,001	5,117	7,674	12,205
Net assets at October 31, 2024		$118,542	$1,231,413	$2,634,264	$3,402,098	$4,151,478
Net assets consist of:
Capital paid in on shares of beneficial interest		$115,022	$1,043,608	$2,284,732	$3,099,252	$4,008,461
Total distributable earnings		3,520	187,805	349,532	302,846	143,017
Net assets at October 31, 2024		$118,542	$1,231,413	$2,634,264	$3,402,098	$4,151,478
Investment securities of affiliated issuers, at cost		$115,468	$1,075,439	$2,407,124	$3,201,494	$4,133,876

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$76,069	$856,571	$2,026,435	$2,764,779	$3,379,474
	Shares outstanding	7,040	73,608	153,790	214,811	248,992
	Net asset value per share	$10.81	$11.64	$13.18	$12.87	$13.57
Class 529-C:	Net assets	$9,103	$100,952	$110,474	$82,621	$120,117
	Shares outstanding	846	8,797	8,534	6,508	8,994
	Net asset value per share	$10.76	$11.48	$12.95	$12.69	$13.36
Class 529-E:	Net assets	$1,256	$16,989	$58,221	$80,896	$104,397
	Shares outstanding	116	1,464	4,436	6,332	7,768
	Net asset value per share	$10.80	$11.60	$13.12	$12.78	$13.44
Class 529-T:	Net assets	$11	$13	$17	$17	$16
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.83	$11.72	$13.31	$12.94	$13.62
Class 529-F-1:	Net assets	$11	$12	$17	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.82	$11.72	$13.28	$12.95	$13.65
Class 529-F-2:	Net assets	$32,081	$256,555	$439,088	$473,682	$547,070
	Shares outstanding	2,962	21,918	33,302	36,781	40,288
	Net asset value per share	$10.83	$11.71	$13.18	$12.88	$13.58
Class 529-F-3:	Net assets	$11	$321	$12	$90	$392
	Shares outstanding	1	27	1	7	29
	Net asset value per share	$10.83	$11.73	$13.37	$12.88	$13.58

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

American Funds College Target Date Series	14

Financial statements (continued)
Statements of assets and liabilities at October 31, 2024  (continued)(dollars and shares in thousands, except per-share amounts)

		College 2027 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,495,034	$4,030,989
Receivables for:
Sales of fund’s shares		2,604	2,591
Dividends		9,516	12,461
Total assets		3,507,154	4,046,041
Liabilities:
Payables for:
Purchases of investments		11,261	12,926
Repurchases of fund’s shares		859	2,126
Services provided by related parties		724	1,168
Trustees’ deferred compensation		23	52
Other		162	187
Total liabilities		13,029	16,459
Net assets at October 31, 2024		$3,494,125	$4,029,582
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,494,243	$4,308,451
Total accumulated loss		(118)	(278,869)
Net assets at October 31, 2024		$3,494,125	$4,029,582
Investment securities of affiliated issuers, at cost		$3,597,220	$4,248,387

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,732,163	$3,125,813
	Shares outstanding	221,754	327,443
	Net asset value per share	$12.32	$9.55
Class 529-C:	Net assets	$161,379	$204,112
	Shares outstanding	13,295	21,233
	Net asset value per share	$12.14	$9.61
Class 529-E:	Net assets	$90,854	$116,652
	Shares outstanding	7,452	12,247
	Net asset value per share	$12.19	$9.53
Class 529-T:	Net assets	$14	$12
	Shares outstanding	1	1
	Net asset value per share	$12.37	$9.56
Class 529-F-1:	Net assets	$11	$10
	Shares outstanding	1	1
	Net asset value per share	$12.40	$9.57
Class 529-F-2:	Net assets	$509,693	$582,818
	Shares outstanding	41,357	61,054
	Net asset value per share	$12.32	$9.55
Class 529-F-3:	Net assets	$11	$165
	Shares outstanding	1	17
	Net asset value per share	$12.32	$9.54
*
Amount less than one thousand.

Refer to the notes to financial statements.

15	American Funds College Target Date Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2024 (dollars in thousands)

	College 2042 Fund[1]	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends from affiliated issuers	$315	$18,209	$61,019	$101,837	$144,933
Fees and expenses[2]:
Distribution services	89	2,886	5,735	7,287	9,183
Transfer agent services	31	1,049	2,486	3,314	4,128
529 plan services	18	560	1,305	1,726	2,145
Reports to shareholders	— [3]	22	54	73	92
Registration statement and prospectus	1	75	113	134	153
Trustees’ compensation	— [3]	4	9	12	15
Auditing and legal	— [3]	8	20	26	33
Custodian	— [3]	2	5	7	9
Other	— [3]	1	3	4	6
Total fees and expenses before waivers	139	4,607	9,730	12,583	15,764
Less waivers of fees and expenses:
Transfer agent services waivers	—	—	— [3]	— [3]	— [3]
Total fees and expenses after waivers	139	4,607	9,730	12,583	15,764
Net investment income (loss)	176	13,602	51,289	89,254	129,169
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	—	—	48,291	20,004	41,198
Capital gain distributions received from affiliated issuers	247	23,544	49,287	42,207	28,902
	247	23,544	97,578	62,211	70,100
Net unrealized appreciation (depreciation) on investments in affiliated issuers	3,100	193,441	376,904	445,055	422,336
Net realized gain (loss) and unrealized appreciation (depreciation)	3,347	216,985	474,482	507,266	492,436
Net increase (decrease) in net assets resulting from operations	$3,523	$230,587	$525,771	$596,520	$621,605

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds College Target Date Series	16

Financial statements (continued)
Statements of operations for the year ended October 31, 2024  (continued)(dollars in thousands)

	College 2027 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$131,117	$127,049
Fees and expenses[2]:
Distribution services	8,084	8,272
Transfer agent services	3,508	3,349
529 plan services	1,831	1,778
Reports to shareholders	79	68
Registration statement and prospectus	129	85
Trustees’ compensation	14	14
Auditing and legal	27	32
Custodian	8	8
Other	5	3
Total fees and expenses before waivers	13,685	13,609
Less waivers of fees and expenses:
Transfer agent services waivers	—	— [3]
Total fees and expenses after waivers	13,685	13,609
Net investment income (loss)	117,432	113,440
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	20,706	(9,624)
Capital gain distributions received from affiliated issuers	10,288	2,391
	30,994	(7,233)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	270,470	(22,747)
Net realized gain (loss) and unrealized appreciation (depreciation)	301,464	(29,980)
Net increase (decrease) in net assets resulting from operations	$418,896	$83,460
1
For the period March 15, 2024, commencement of operations, through October 31, 2024.
2
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
3
Amount less than one thousand.

Refer to the notes to financial statements.

17	American Funds College Target Date Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	College 2042 Fund	College 2039 Fund		College 2036 Fund
	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$176	$13,602	$5,075	$51,289	$28,373
Net realized gain (loss)	247	23,544	3,791	97,578	(11,421)
Net unrealized appreciation (depreciation)	3,100	193,441	14,421	376,904	95,169
Net increase (decrease) in net assets resulting from operations	3,523	230,587	23,287	525,771	112,121
Distributions paid to shareholders	—	(12,777)	(8,161)	(35,924)	(65,538)
Net capital share transactions	115,019	384,733	334,390	354,661	364,389
Total increase (decrease) in net assets	118,542	602,543	349,516	844,508	410,972
Net assets:
Beginning of year	—	628,870	279,354	1,789,756	1,378,784
End of year	$118,542	$1,231,413	$628,870	$2,634,264	$1,789,756

	College 2033 Fund		College 2030 Fund		College 2027 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$89,254	$59,928	$129,169	$98,867	$117,432	$93,222
Net realized gain (loss)	62,211	(27,032)	70,100	(42,749)	30,994	(21,043)
Net unrealized appreciation (depreciation)	445,055	77,750	422,336	15,480	270,470	(41,053)
Net increase (decrease) in net assets resulting from operations	596,520	110,646	621,605	71,598	418,896	31,126
Distributions paid to shareholders	(67,762)	(97,514)	(104,891)	(119,272)	(95,851)	(89,087)
Net capital share transactions	356,637	379,677	379,545	375,848	312,093	311,526
Total increase (decrease) in net assets	885,395	392,809	896,259	328,174	635,138	253,565
Net assets:
Beginning of year	2,516,703	2,123,894	3,255,219	2,927,045	2,858,987	2,605,422
End of year	$3,402,098	$2,516,703	$4,151,478	$3,255,219	$3,494,125	$2,858,987

Refer to the end of the statements of changes in net assets for footnote.
Refer to the notes to financial statements.

American Funds College Target Date Series	18

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2024	2023
Operations:
Net investment income (loss)	$113,440	$60,063
Net realized gain (loss)	(7,233)	(69,802)
Net unrealized appreciation (depreciation)	(22,747)	49,932
Net increase (decrease) in net assets resulting from operations	83,460	40,193
Distributions paid to shareholders	(56,611)	(45,828)
Net capital share transactions	2,365,021	(476,616)
Total increase (decrease) in net assets	2,391,870	(482,251)
Net assets:
Beginning of year	1,637,712	2,119,963
End of year	$4,029,582	$1,637,712
*
For the period March 15, 2024, commencement of operations, through October 31, 2024.
Refer to the notes to financial statements.

19	American Funds College Target Date Series

Notes to financial statements
1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2042 Fund (“College 2042 Fund”), American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*
Class 529-T shares are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

American Funds College Target Date Series	20

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2024, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

21	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds College Target Date Series	22

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

23	American Funds College Target Date Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, none of the funds had a liability for any unrecognized tax benefits.  Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase, deferred expenses, non-U.S. taxes on capital gains and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.
Additional tax basis disclosures for each fund as of October 31, 2024, were as follows (dollars in thousands):
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
Undistributed ordinary income	$173	$7,926	$36,674	$68,265	$100,766	$98,034	$102,387
Undistributed long-term capital gains	247	23,538	85,161	33,210	23,684	4,394	—
Capital loss carryforward*	—	—	—	—	—	—	(159,061)
Capital loss carryforward utilized	—	—	11,802	27,537	43,516	21,220	—
Gross unrealized appreciation on investments	3,234	158,594	250,805	297,206	219,445	117,140	73,013
Gross unrealized depreciation on investments	(134)	(2,250)	(23,096)	(95,817)	(200,853)	(219,662)	(295,157)
Net unrealized appreciation (depreciation) on investments	3,100	156,344	227,709	201,389	18,592	(102,522)	(222,144)
Cost of investments	115,468	1,075,459	2,407,233	3,201,568	4,133,970	3,597,556	4,253,133
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	3	24	32	4	4	1	67,747
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds College Target Date Series	24

No distributions were paid to shareholders of the College 2042 Fund during the period March 15, 2024, commencement of operations, through October 31, 2024. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):
College 2039 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$6,513	$2,409	$8,922	$1,973	$3,888	$5,861
Class 529-C	461	273	734	92	390	482
Class 529-E	119	48	167	35	78	113
Class 529-T	— †	— †	— †	— †	— †	— †
Class 529-F-1	— †	— †	— †	— †	— †	— †
Class 529-F-2	2,258	691	2,949	670	1,035	1,705
Class 529-F-3	4	1	5	— †	— †	— †
Total	$9,355	$3,422	$12,777	$2,770	$5,391	$8,161
College 2036 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$27,791	$—	$27,791	$14,847	$36,105	$50,952
Class 529-C	1,064	—	1,064	483	2,725	3,208
Class 529-E	702	—	702	357	1,019	1,376
Class 529-T	— †	—	— †	— †	— †	— †
Class 529-F-1	— †	—	— †	— †	1	1
Class 529-F-2	6,367	—	6,367	3,322	6,678	10,000
Class 529-F-3	— †	—	— †	— †	1	1
Total	$35,924	$—	$35,924	$19,009	$46,529	$65,538
College 2033 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$55,285	$—	$55,285	$34,090	$46,186	$80,276
Class 529-C	1,322	—	1,322	804	2,033	2,837
Class 529-E	1,536	—	1,536	948	1,448	2,396
Class 529-T	1	—	1	— †	— †	— †
Class 529-F-1	— †	—	— †	— †	— †	— †
Class 529-F-2	9,601	—	9,601	5,500	6,480	11,980
Class 529-F-3	17	—	17	12	13	25
Total	$67,762	$—	$67,762	$41,354	$56,160	$97,514
Refer to the end of the tables for footnote.

25	American Funds College Target Date Series

College 2030 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$86,092	$—	$86,092	$58,688	$39,685	$98,373
Class 529-C	2,469	—	2,469	1,736	1,814	3,550
Class 529-E	2,544	—	2,544	1,727	1,288	3,015
Class 529-T	— †	—	— †	— †	— †	— †
Class 529-F-1	— †	—	— †	— †	— †	— †
Class 529-F-2	13,757	—	13,757	8,908	5,381	14,289
Class 529-F-3	29	—	29	28	17	45
Total	$104,891	$—	$104,891	$71,087	$48,185	$119,272
College 2027 Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$75,945	$—	$75,945	$52,427	$19,057	$71,484
Class 529-C	3,545	—	3,545	2,243	1,195	3,438
Class 529-E	2,327	—	2,327	1,601	639	2,240
Class 529-T	1	—	1	1	— †	1
Class 529-F-1	— †	—	— †	— †	— †	— †
Class 529-F-2	14,032	—	14,032	8,992	2,932	11,924
Class 529-F-3	1	—	1	— †	— †	— †
Total	$95,851	$—	$95,851	$65,264	$23,823	$89,087
College Enrollment Fund
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$44,786	$—	$44,786	$36,366	$—	$36,366
Class 529-C	1,887	—	1,887	1,478	—	1,478
Class 529-E	1,669	—	1,669	1,351	—	1,351
Class 529-T	1	—	1	— †	—	— †
Class 529-F-1	— †	—	— †	— †	—	— †
Class 529-F-2	8,268	—	8,268	6,633	—	6,633
Class 529-F-3	— †	—	— †	— †	—	— †
Total	$56,611	$—	$56,611	$45,828	$—	$45,828
†
Amount less than one thousand.

American Funds College Target Date Series	26

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50
For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2024, unreimbursed expenses subject to reimbursement totaled $46,000 for College 2042 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2024, AFS waived transfer agent services fees of less than $1,000 total for Class 529-F-1 shares of College 2036 Fund, College 2033 Fund, College 2030 Fund and College Enrollment Fund. AFS does not intend to recoup these waivers.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to any of the funds.

27	American Funds College Target Date Series

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $9,363,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class of each fund.
For the year ended October 31, 2024, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):
College 2042 Fund*
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$63	$23	$12
Class 529-C	24	3	1
Class 529-E	2	— †	— †
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	5	5
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$89	$31	$18
College 2039 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$2,005	$786	$390
Class 529-C	812	92	46
Class 529-E	69	10	8
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	161	116
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$2,886	$1,049	$560
College 2036 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$4,417	$2,029	$1,006
Class 529-C	1,064	121	60
Class 529-E	254	39	29
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	297	210
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$5,735	$2,486	$1,305
College 2033 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$6,105	$2,834	$1,407
Class 529-C	811	92	46
Class 529-E	371	59	42
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	329	231
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$7,287	$3,314	$1,726
College 2030 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$7,551	$3,535	$1,756
Class 529-C	1,149	131	65
Class 529-E	483	77	55
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	385	269
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$9,183	$4,128	$2,145
College 2027 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$6,139	$2,901	$1,442
Class 529-C	1,527	174	87
Class 529-E	418	66	47
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	367	255
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$8,084	$3,508	$1,831
Refer to the end of the tables for footnotes.

American Funds College Target Date Series	28

College Enrollment Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$6,128	$2,729	$1,384
Class 529-C	1,682	184	94
Class 529-E	462	75	53
Class 529-T	—	— †	— †
Class 529-F-1	—	— †	— †
Class 529-F-2	Not applicable	361	247
Class 529-F-3	Not applicable	— †	— †
Total class-specific expenses	$8,272	$3,349	$1,778
*
For the period March 15, 2024, commencement of operations, through October 31, 2024.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2042 Fund	$— *	$— *	$— *
College 2039 Fund	3	1	4
College 2036 Fund	6	3	9
College 2033 Fund	8	4	12
College 2030 Fund	10	5	15
College 2027 Fund	9	5	14
College Enrollment Fund	10	4	14
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

29	American Funds College Target Date Series

8. Fund merger

On March 22, 2024, College Enrollment Fund (the “acquiring fund”) acquired the net assets of College 2024 Fund (the “acquired fund”) due to the acquired fund reaching its target date and pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the series’ board of trustees on December 22, 2023. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of the acquired fund at the close of business on March 22, 2024. Shares issued by College Enrollment Fund are disclosed in the capital share transactions table on page 34. Further information about the merger of the funds is as follows (dollars and shares in thousands except per-share amounts):
	Status	Shares outstanding	Net assets	Net asset value per share
College Enrollment Fund	Acquiring fund
Class 529-A		131,987	$1,214,315	$9.20
Class 529-C		7,351	68,420	9.31
Class 529-E		5,340	49,085	9.19
Class 529-T		1	11	9.20
Class 529-F-1		1	10	9.21
Class 529-F-2		22,788	209,300	9.18
Class 529-F-3		1	10	9.17
College 2024 Fund	Acquired fund
Class 529-A		197,482 *	2,168,000	10.98
Class 529-C		16,633 †	181,025	10.88
Class 529-E		7,364 *	80,510	10.93
Class 529-T		1 *	12	10.99
Class 529-F-1		1 *	10	11.01
Class 529-F-2		34,852 *	381,705	10.95
Class 529-F-3		37 *	404	10.95
College Enrollment Fund	Post merger
Class 529-A		367,632	3,382,315	9.20
Class 529-C		26,801	249,445	9.31
Class 529-E		14,098	129,595	9.19
Class 529-T		2	23	9.20
Class 529-F-1		2	20	9.21
Class 529-F-2		64,347	591,005	9.18
Class 529-F-3		45	414	9.17
*
Shares were exchanged at a ratio of 0.84 of the acquiring fund to 1 of the acquired fund.
†
Shares were exchanged at a ratio of 0.86 of the acquiring fund to 1 of the acquired fund.
Components of net assets acquired on March 22, 2024
Capital paid in on shares of beneficial interest	$3,047,680
Total distributable earnings (accumulated losses)	(236,014)
Total net assets	$2,811,666
The cost, fair value and net unrealized depreciation of the investments of College 2024 Fund as of the date of the close of business on March 22, 2024, were as follows (dollars in thousands):
Investment securities, at value	$2,806,508
Investment securities, at cost	2,974,228
Net unrealized appreciation (depreciation)	(167,720)
The acquired fund’s investment securities were excluded from the acquiring fund’s portfolio turnover rate calculation. Had the acquisition been completed on November 1, 2023, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the year ended October 31, 2024, would have been as follows (dollars in thousands):
Pro forma components of net assets on October 31, 2024
Net investment income (loss)	$152,682
Net realized gain (loss)	(13,363)
Net unrealized appreciation (depreciation)	275,928
Net increase (decrease) in net assets resulting from operations	$415,247

American Funds College Target Date Series	30

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of the acquired fund that have been included in the acquiring fund’s statement of operations since March 22, 2024.
9. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2024, as follows (dollars in thousands):
	Purchases	Sales
College 2042 Fund	$115,468	$—
College 2039 Fund	409,333	—
College 2036 Fund	635,206	215,702
College 2033 Fund	610,363	188,410
College 2030 Fund	819,738	382,846
College 2027 Fund	901,332	553,537
College Enrollment Fund	150,882 *	698,358
*
The purchases do not include the investment securities acquired from the merger of College 2024 Fund with College Enrollment Fund that occurred on March 22, 2024.
10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
College 2042 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period March 15, 2024[2] through October 31, 2024
Class 529-A	$75,913	7,237	$—	—	$(2,059)	(197)	$73,854	7,040
Class 529-C	9,178	876	—	—	(316)	(30)	8,862	846
Class 529-E	1,253	119	—	—	(29)	(3)	1,224	116
Class 529-T	10	1	—	—	—	—	10	1
Class 529-F-1	10	1	—	—	—	—	10	1
Class 529-F-2	31,730	3,026	—	—	(681)	(64)	31,049	2,962
Class 529-F-3	10	1	—	—	—	—	10	1
Total net increase (decrease)	$118,104	11,261	$—	—	$(3,085)	(294)	$115,019	10,967
Refer to the end of the tables for footnotes.

31	American Funds College Target Date Series

College 2039 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$291,738	27,296	$8,919	879	$(40,806)	(3,744)	$259,851	24,431
Class 529-C	39,419	3,743	734	73	(4,651)	(433)	35,502	3,383
Class 529-E	5,946	557	168	17	(908)	(83)	5,206	491
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	96,123	8,945	2,948	290	(14,905)	(1,349)	84,166	7,886
Class 529-F-3	3	— [3]	5	— [3]	— [3]	— [3]	8	— [3]
Total net increase (decrease)	$433,229	40,541	$12,774	1,259	$(61,270)	(5,609)	$384,733	36,191
Year ended October 31, 2023
Class 529-A	$241,266	26,375	$5,859	690	$(16,010)	(1,743)	$231,115	25,322
Class 529-C	29,825	3,286	482	57	(2,247)	(245)	28,060	3,098
Class 529-E	4,957	543	113	14	(387)	(43)	4,683	514
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	72,725	7,911	1,704	200	(4,128)	(446)	70,301	7,665
Class 529-F-3	231	26	— [3]	— [3]	—	—	231	26
Total net increase (decrease)	$349,004	38,141	$8,158	961	$(22,772)	(2,477)	$334,390	36,625
College 2036 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$343,052	27,977	$27,783	2,391	$(108,912)	(8,793)	$261,923	21,575
Class 529-C	17,738	1,475	1,064	93	(22,228)	(1,832)	(3,426)	(264)
Class 529-E	10,723	876	701	60	(3,009)	(245)	8,415	691
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	104,607	8,512	6,365	549	(23,203)	(1,854)	87,769	7,207
Class 529-F-3	10	1	— [3]	— [3]	(30)	(3)	(20)	(2)
Total net increase (decrease)	$476,130	38,841	$35,913	3,093	$(157,382)	(12,727)	$354,661	29,207
Year ended October 31, 2023
Class 529-A	$289,341	27,212	$50,941	5,105	$(62,977)	(5,897)	$277,305	26,420
Class 529-C	15,677	1,492	3,207	324	(11,499)	(1,084)	7,385	732
Class 529-E	8,592	812	1,376	138	(1,818)	(172)	8,150	778
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-2	75,136	7,071	10,000	1,004	(13,590)	(1,266)	71,546	6,809
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Total net increase (decrease)	$388,746	36,587	$65,527	6,571	$(89,884)	(8,419)	$364,389	34,739
Refer to the end of the tables for footnotes.

American Funds College Target Date Series	32

College 2033 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$380,596	31,369	$55,267	4,768	$(164,275)	(13,496)	$271,588	22,641
Class 529-C	18,619	1,547	1,322	115	(27,067)	(2,259)	(7,126)	(597)
Class 529-E	10,985	916	1,536	134	(6,542)	(542)	5,979	508
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	111,042	9,124	9,598	830	(33,869)	(2,757)	86,771	7,197
Class 529-F-3	21	2	17	1	(613)	(48)	(575)	(45)
Total net increase (decrease)	$521,263	42,958	$67,740	5,848	$(232,366)	(19,102)	$356,637	29,704
Year ended October 31, 2023
Class 529-A	$328,689	29,914	$80,265	7,616	$(106,605)	(9,665)	$302,349	27,865
Class 529-C	16,331	1,502	2,836	271	(24,222)	(2,227)	(5,055)	(454)
Class 529-E	9,131	836	2,396	229	(4,335)	(393)	7,192	672
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	78,186	7,120	11,979	1,139	(15,014)	(1,364)	75,151	6,895
Class 529-F-3	14	1	25	2	—	—	39	3
Total net increase (decrease)	$432,351	39,373	$97,502	9,257	$(150,176)	(13,649)	$379,677	34,981
College 2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$435,405	33,661	$86,067	6,885	$(241,477)	(18,625)	$279,995	21,921
Class 529-C	32,433	2,536	2,469	199	(37,794)	(2,971)	(2,892)	(236)
Class 529-E	13,557	1,057	2,544	205	(8,478)	(658)	7,623	604
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	117,285	9,041	13,756	1,103	(35,583)	(2,734)	95,458	7,410
Class 529-F-3	42	3	29	3	(710)	(54)	(639)	(48)
Total net increase (decrease)	$598,722	46,298	$104,865	8,395	$(324,042)	(25,042)	$379,545	29,651
Year ended October 31, 2023
Class 529-A	$358,485	29,421	$98,356	8,265	$(154,895)	(12,708)	$301,946	24,978
Class 529-C	27,433	2,280	3,549	301	(34,331)	(2,851)	(3,349)	(270)
Class 529-E	11,160	924	3,016	255	(6,841)	(565)	7,335	614
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	79,612	6,537	14,274	1,203	(23,794)	(1,955)	70,092	5,785
Class 529-F-3	11	1	44	4	(232)	(19)	(177)	(14)
Total net increase (decrease)	$476,701	39,163	$119,240	10,028	$(220,093)	(18,098)	$375,848	31,093
Refer to the end of the tables for footnotes.

33	American Funds College Target Date Series

College 2027 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$417,563	35,138	$75,905	6,544	$(279,737)	(23,485)	$213,731	18,197
Class 529-C	49,504	4,218	3,544	308	(45,714)	(3,892)	7,334	634
Class 529-E	15,039	1,273	2,327	203	(8,629)	(730)	8,737	746
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	120,085	10,100	14,030	1,211	(51,824)	(4,357)	82,291	6,954
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$602,191	50,729	$95,806	8,266	$(385,904)	(32,464)	$312,093	26,531
Year ended October 31, 2023
Class 529-A	$336,098	29,233	$71,472	6,302	$(185,944)	(16,182)	$221,626	19,353
Class 529-C	45,246	3,983	3,438	305	(37,604)	(3,308)	11,080	980
Class 529-E	11,719	1,030	2,240	200	(8,014)	(705)	5,945	525
Class 529-T	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	91,062	7,930	11,921	1,053	(30,108)	(2,622)	72,875	6,361
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$484,125	42,176	$89,071	7,860	$(261,670)	(22,817)	$311,526	27,219
College Enrollment Fund
	Sales[1]		Issued in connection with the merger of College 2024 Fund		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class 529-A	$466,871	36,277	2,168,000	235,645	$44,740	4,916	$(862,973)	(92,430)	$1,816,638	184,408
Class 529-C	47,381	3,879	181,025	19,450	1,887	205	(105,870)	(11,247)	124,423	12,287
Class 529-E	16,142	1,218	80,510	8,758	1,665	183	(35,597)	(3,818)	62,720	6,341
Class 529-T	1	— [3]	12	1	— [3]	— [3]	(12)	(1)	1	— [3]
Class 529-F-1	1	— [3]	10	1	— [3]	— [3]	(10)	(1)	1	— [3]
Class 529-F-2	118,179	10,276	381,705	41,559	8,263	911	(147,074)	(15,761)	361,073	36,985
Class 529-F-3	24	— [3]	404	44	— [3]	— [3]	(263)	(28)	165	16
Total net increase (decrease)	$648,599	51,650	$2,811,666	305,458	$56,555	6,215	$(1,151,799)	(123,286)	$2,365,021	240,037
Year ended October 31, 2023
Class 529-A	$202,589	22,140			$36,337	4,011	$(596,555)	(65,200)	$(357,629)	(39,049)
Class 529-C	21,975	2,388			1,477	162	(78,115)	(8,484)	(54,663)	(5,934)
Class 529-E	7,833	858			1,349	149	(27,199)	(2,979)	(18,017)	(1,972)
Class 529-T	—	—			—	—	—	—	—	—
Class 529-F-1	—	—			—	—	—	—	—	—
Class 529-F-2	44,598	4,875			6,630	733	(97,535)	(10,659)	(46,307)	(5,051)
Class 529-F-3	—	—			—	—	—	—	—	—
Total net increase (decrease)	$276,995	30,261			$45,793	5,055	$(799,404)	(87,322)	$(476,616)	(52,006)
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.

American Funds College Target Date Series	34

Financial highlights
College 2042 Fund

	Net asset value, beginning of period	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Net effective expense ratio[4]	Ratio of net income (loss) to average net assets
Period ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024[5,6]	$10.00	$.03	$.78	$.81	$—	$—	$—	$10.81	8.10%[7]	$76	.47%[8]	.86%[8]	.49%[8]
Class 529-C:
10/31/2024[5,6]	10.00	(.01 )	.77	.76	—	—	—	10.76	7.60 [7]	9	1.17 [8]	1.56 [8]	(.23 )[8]
Class 529-E:
10/31/2024[5,6]	10.00	.02	.78	.80	—	—	—	10.80	8.00 [7]	2	.60 [8]	.99 [8]	.36 [8]
Class 529-T:
10/31/2024[5,6]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7,9]	— [10]	.18 [8,9]	.57 [8,9]	.71 [8,9]
Class 529-F-1:
10/31/2024[5,6]	10.00	.04	.78	.82	—	—	—	10.82	8.20 [7,9]	— [10]	.22 [8,9]	.61 [8,9]	.68 [8,9]
Class 529-F-2:
10/31/2024[5,6]	10.00	.06	.77	.83	—	—	—	10.83	8.30 [7]	32	.11 [8]	.50 [8]	.85 [8]
Class 529-F-3:
10/31/2024[5,6]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7]	— [10]	.08 [8]	.47 [8]	.82 [8]
Refer to the end of the tables for footnotes.

35	American Funds College Target Date Series

Financial highlights (continued)
College 2039 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$9.03	$.15	$2.63	$2.78	$(.12 )	$(.05 )	$(.17 )	$11.64	31.02%	$857	.47%	.47%	.84%	1.36%
10/31/2023	8.46	.10	.68	.78	(.07 )	(.14 )	(.21 )	9.03	9.44	444.49		.49	.87	1.05
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04 )	(.01 )	(.05 )	8.46	(23.02)	202.48		.48	.85	.78
10/31/2021[5,12]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40 [7]	53	.47 [8]	.47 [8]	.87 [8]	.45 [8]
Class 529-C:
10/31/2024	8.93	.07	2.60	2.67	(.07 )	(.05 )	(.12 )	11.48	30.10	101	1.18	1.18	1.55	.62
10/31/2023	8.39	.03	.68	.71	(.03 )	(.14 )	(.17 )	8.93	8.66	48	1.19	1.19	1.57	.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03 )	(.01 )	(.04 )	8.39	(23.55)	19	1.18	1.18	1.55	.06
10/31/2021[5,12]	10.00	(.02 )	1.03	1.01	—	—	—	11.01	10.10 [7]	4	1.16 [8]	1.16 [8]	1.56 [8]	(.35 )[8]
Class 529-E:
10/31/2024	9.01	.13	2.62	2.75	(.11 )	(.05 )	(.16 )	11.60	30.73	17.64		.64	1.01	1.18
10/31/2023	8.45	.08	.68	.76	(.06 )	(.14 )	(.20 )	9.01	9.23	9.65		.65	1.03	.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04 )	(.01 )	(.05 )	8.45	(23.16)	4.64		.64	1.01	.61
10/31/2021[5,12]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40 [7]	1	.60 [8]	.60 [8]	1.00 [8]	.35 [8]
Class 529-T:
10/31/2024	9.09	.19	2.63	2.82	(.14 )	(.05 )	(.19 )	11.72	31.28 [9]	— [10]	.19 [9]	.19 [9]	.56 [9]	1.72 [9]
10/31/2023	8.50	.13	.69	.82	(.09 )	(.14 )	(.23 )	9.09	9.81 [9]	— [10]	.18 [9]	.18 [9]	.56 [9]	1.44 [9]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.74)[9]	— [10]	.17 [9]	.17 [9]	.54 [9]	1.19 [9]
10/31/2021[5,12]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50 [7,9]	— [10]	.21 [8,9]	.20 [8,9]	.60 [8,9]	.72 [8,9]
Class 529-F-1:
10/31/2024	9.09	.18	2.63	2.81	(.13 )	(.05 )	(.18 )	11.72	31.26 [9]	— [10]	.22 [9]	.22 [9]	.59 [9]	1.69 [9]
10/31/2023	8.50	.13	.68	.81	(.08 )	(.14 )	(.22 )	9.09	9.77 [9]	— [10]	.22 [9]	.20 [9]	.58 [9]	1.42 [9]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.78)[9]	— [10]	.21 [9]	.21 [9]	.58 [9]	1.15 [9]
10/31/2021[5,12]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50 [7,9]	— [10]	.28 [8,9]	.27 [8,9]	.67 [8,9]	.65 [8,9]
Class 529-F-2:
10/31/2024	9.08	.18	2.64	2.82	(.14 )	(.05 )	(.19 )	11.71	31.39	256.15		.15	.52	1.67
10/31/2023	8.50	.13	.68	.81	(.09 )	(.14 )	(.23 )	9.08	9.77	128.15		.15	.53	1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05 )	(.01 )	(.06 )	8.50	(22.73)	54.15		.15	.52	1.11
10/31/2021[5,12]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	11	.16 [8]	.16 [8]	.56 [8]	.72 [8]
Class 529-F-3:
10/31/2024	9.09	.20	2.64	2.84	(.15 )	(.05 )	(.20 )	11.73	31.54	— [10]	.07	.07	.44	1.83
10/31/2023	8.51	.14	.67	.81	(.09 )	(.14 )	(.23 )	9.09	9.79	— [10]	.07	.07	.45	1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05 )	(.01 )	(.06 )	8.51	(22.65)	— [10]	.07	.07	.44	1.29
10/31/2021[5,12]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	— [10]	.07 [8]	.07 [8]	.47 [8]	.84 [8]
Refer to the end of the tables for footnotes.

American Funds College Target Date Series	36

Financial highlights (continued)
College 2036 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$10.48	$.27	$2.63	$2.90	$(.20 )	$—	$(.20 )	$13.18	27.98%	$2,026	.42%	.42%	.76%	2.20%
10/31/2023	10.14	.18	.63	.81	(.14 )	(.33 )	(.47 )	10.48	8.18	1,386.44		.44	.79	1.69
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10 )	(.90 )	(1.00)	10.14	(20.54)	1,073.43		.43	.78	1.18
10/31/2021	11.22	.11	2.97	3.08	(.14 )	(.39 )	(.53 )	13.77	28.16	1,061.44		.44	.81	.83
10/31/2020	10.68	.12	.71	.83	(.14 )	(.15 )	(.29 )	11.22	7.80	552.48		.48	.85	1.15
Class 529-C:
10/31/2024	10.31	.18	2.58	2.76	(.12 )	—	(.12 )	12.95	26.93	111	1.17	1.17	1.51	1.47
10/31/2023	9.97	.10	.63	.73	(.06 )	(.33 )	(.39 )	10.31	7.48	91	1.19	1.19	1.54	.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03 )	(.90 )	(.93 )	9.97	(21.17)	80	1.18	1.18	1.53	.43
10/31/2021	11.10	.01	2.95	2.96	(.09 )	(.39 )	(.48 )	13.58	27.22	85	1.17	1.17	1.54	.09
10/31/2020	10.59	.05	.70	.75	(.09 )	(.15 )	(.24 )	11.10	7.12	36	1.18	1.18	1.55	.48
Class 529-E:
10/31/2024	10.45	.24	2.61	2.85	(.18 )	—	(.18 )	13.12	27.54	58.64		.64	.98	1.98
10/31/2023	10.11	.16	.63	.79	(.12 )	(.33 )	(.45 )	10.45	7.98	39.65		.65	1.00	1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08 )	(.90 )	(.98 )	10.11	(20.66)	30.64		.64	.99	.96
10/31/2021	11.20	.08	2.96	3.04	(.12 )	(.39 )	(.51 )	13.73	27.82	29.64		.64	1.01	.62
10/31/2020	10.67	.11	.70	.81	(.13 )	(.15 )	(.28 )	11.20	7.60	15.65		.65	1.02	1.00
Class 529-T:
10/31/2024	10.59	.31	2.64	2.95	(.23 )	—	(.23 )	13.31	28.20 [9]	— [10]	.17 [9]	.17 [9]	.51 [9]	2.47 [9]
10/31/2023	10.23	.22	.63	.85	(.16 )	(.33 )	(.49 )	10.59	8.56 [9]	— [10]	.13 [9]	.13 [9]	.48 [9]	2.00 [9]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13 )	(.90 )	(1.03)	10.23	(20.31)[9]	— [10]	.17 [9]	.17 [9]	.52 [9]	1.44 [9]
10/31/2021	11.29	.14	2.99	3.13	(.16 )	(.39 )	(.55 )	13.87	28.42 [9]	— [10]	.20 [9]	.20 [9]	.57 [9]	1.08 [9]
10/31/2020	10.73	.16	.70	.86	(.15 )	(.15 )	(.30 )	11.29	8.06 [9]	— [10]	.23 [9]	.23 [9]	.60 [9]	1.50 [9]
Class 529-F-1:
10/31/2024	10.57	.30	2.64	2.94	(.23 )	—	(.23 )	13.28	28.11 [9]	— [10]	.21 [9]	.20 [9]	.54 [9]	2.45 [9]
10/31/2023	10.21	.21	.64	.85	(.16 )	(.33 )	(.49 )	10.57	8.54 [9]	— [10]	.20 [9]	.17 [9]	.52 [9]	1.96 [9]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12 )	(.90 )	(1.02)	10.21	(20.38)[9]	— [10]	.21 [9]	.21 [9]	.56 [9]	1.40 [9]
10/31/2021	11.28	.13	2.99	3.12	(.16 )	(.39 )	(.55 )	13.85	28.39 [9]	— [10]	.24 [9]	.24 [9]	.61 [9]	.99 [9]
10/31/2020	10.72	.16	.71	.87	(.16 )	(.15 )	(.31 )	11.28	8.17 [9]	— [10]	.18 [9]	.18 [9]	.55 [9]	1.43 [9]
Class 529-F-2:
10/31/2024	10.49	.31	2.62	2.93	(.24 )	—	(.24 )	13.18	28.19	439.14		.14	.48	2.47
10/31/2023	10.14	.21	.63	.84	(.16 )	(.33 )	(.49 )	10.49	8.59	274.14		.14	.49	1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14 )	(.90 )	(1.04)	10.14	(20.34)	196.15		.15	.50	1.45
10/31/2021	11.22	.14	2.97	3.11	(.17 )	(.39 )	(.56 )	13.77	28.44	176.17		.17	.54	1.09
10/31/2020[5,13]	11.22	—	—	—	—	—	—	11.22	—	72	—	—	—	—
Class 529-F-3:
10/31/2024	10.62	.30	2.68	2.98	(.23 )	—	(.23 )	13.37	28.33	— [10]	.08	.08	.42	2.43
10/31/2023	10.15	.22	.63	.85	(.05 )	(.33 )	(.38 )	10.62	8.59	— [10]	.08	.08	.43	2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14 )	(.90 )	(1.04)	10.15	(20.23)	— [10]	.07	.07	.42	1.56
10/31/2021	11.22	.16	2.96	3.12	(.18 )	(.39 )	(.57 )	13.77	28.56	2.07		.07	.44	1.23
10/31/2020[5,13]	11.22	—	—	—	—	—	—	11.22	—	— [10]	—	—	—	—
Refer to the end of the tables for footnotes.

37	American Funds College Target Date Series

Financial highlights (continued)
College 2033 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$10.73	$.35	$2.07	$2.42	$(.28 )	$—	$(.28 )	$12.87	22.87%	$2,765	.42%	.42%	.72%	2.89%
10/31/2023	10.64	.27	.30	.57	(.20 )	(.28 )	(.48 )	10.73	5.43	2,061.43		.43	.73	2.46
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15 )	(1.34)	(1.49)	10.64	(17.23)	1,748.42		.42	.73	1.57
10/31/2021	12.44	.15	2.54	2.69	(.23 )	(.56 )	(.79 )	14.34	22.35	1,840.42		.42	.75	1.07
10/31/2020	12.04	.17	.80	.97	(.21 )	(.36 )	(.57 )	12.44	8.22	1,263.42		.42	.76	1.42
Class 529-C:
10/31/2024	10.58	.26	2.04	2.30	(.19 )	—	(.19 )	12.69	21.95	82	1.17	1.17	1.47	2.16
10/31/2023	10.48	.18	.31	.49	(.11 )	(.28 )	(.39 )	10.58	4.67	75	1.19	1.19	1.49	1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03 )	(1.34)	(1.37)	10.48	(17.86)	79	1.17	1.17	1.48	.80
10/31/2021	12.27	.04	2.51	2.55	(.13 )	(.56 )	(.69 )	14.13	21.36	108	1.17	1.17	1.50	.32
10/31/2020	11.88	.08	.80	.88	(.13 )	(.36 )	(.49 )	12.27	7.53	98	1.17	1.17	1.51	.71
Class 529-E:
10/31/2024	10.65	.32	2.07	2.39	(.26 )	—	(.26 )	12.78	22.70	81.64		.64	.94	2.67
10/31/2023	10.57	.24	.30	.54	(.18 )	(.28 )	(.46 )	10.65	5.14	62.65		.65	.95	2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12 )	(1.34)	(1.46)	10.57	(17.38)	54.64		.64	.95	1.35
10/31/2021	12.37	.12	2.53	2.65	(.21 )	(.56 )	(.77 )	14.25	22.07	57.63		.63	.96	.85
10/31/2020	11.98	.14	.79	.93	(.18 )	(.36 )	(.54 )	12.37	7.99	40.64		.64	.98	1.21
Class 529-T:
10/31/2024	10.78	.38	2.10	2.48	(.32 )	—	(.32 )	12.94	23.30 [9]	— [10]	.18 [9]	.18 [9]	.48 [9]	3.14 [9]
10/31/2023	10.69	.31	.29	.60	(.23 )	(.28 )	(.51 )	10.78	5.67 [9]	— [10]	.11 [9]	.11 [9]	.41 [9]	2.77 [9]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17 )	(1.34)	(1.51)	10.69	(17.00)[9]	— [10]	.17 [9]	.17 [9]	.48 [9]	1.82 [9]
10/31/2021	12.48	.17	2.56	2.73	(.26 )	(.56 )	(.82 )	14.39	22.56 [9]	— [10]	.21 [9]	.21 [9]	.54 [9]	1.27 [9]
10/31/2020	12.07	.20	.80	1.00	(.23 )	(.36 )	(.59 )	12.48	8.46 [9]	— [10]	.21 [9]	.21 [9]	.55 [9]	1.66 [9]
Class 529-F-1:
10/31/2024	10.79	.38	2.09	2.47	(.31 )	—	(.31 )	12.95	23.19 [9]	— [10]	.22 [9]	.21 [9]	.51 [9]	3.11 [9]
10/31/2023	10.70	.30	.29	.59	(.22 )	(.28 )	(.50 )	10.79	5.60 [9]	— [10]	.22 [9]	.19 [9]	.49 [9]	2.70 [9]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17 )	(1.34)	(1.51)	10.70	(17.04)[9]	— [10]	.22 [9]	.22 [9]	.53 [9]	1.77 [9]
10/31/2021	12.51	.17	2.56	2.73	(.28 )	(.56 )	(.84 )	14.40	22.52 [9]	— [10]	.25 [9]	.25 [9]	.58 [9]	1.22 [9]
10/31/2020	12.10	.20	.80	1.00	(.23 )	(.36 )	(.59 )	12.51	8.51 [9]	— [10]	.18 [9]	.18 [9]	.52 [9]	1.66 [9]
Class 529-F-2:
10/31/2024	10.73	.38	2.08	2.46	(.31 )	—	(.31 )	12.88	23.30	474.14		.14	.44	3.16
10/31/2023	10.64	.30	.30	.60	(.23 )	(.28 )	(.51 )	10.73	5.74	318.14		.14	.44	2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18 )	(1.34)	(1.52)	10.64	(17.02)	242.14		.14	.45	1.85
10/31/2021	12.44	.18	2.54	2.72	(.26 )	(.56 )	(.82 )	14.34	22.62	229.17		.17	.50	1.31
10/31/2020[5,13]	12.44	—	—	—	—	—	—	12.44	—	132	—	—	—	—
Class 529-F-3:
10/31/2024	10.73	.40	2.07	2.47	(.32 )	—	(.32 )	12.88	23.37	— [10]	.07	.07	.37	3.32
10/31/2023	10.64	.31	.30	.61	(.24 )	(.28 )	(.52 )	10.73	5.78	1.07		.07	.37	2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19 )	(1.34)	(1.53)	10.64	(16.96)	1.07		.07	.38	1.91
10/31/2021	12.44	.20	2.54	2.74	(.28 )	(.56 )	(.84 )	14.34	22.77	1.07		.07	.40	1.45
10/31/2020[5,13]	12.44	—	—	—	—	—	—	12.44	—	— [10]	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds College Target Date Series	38

Financial highlights (continued)
College 2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$11.78	$.44	$1.72	$2.16	$(.37 )	$—	$(.37 )	$13.57	18.65%	$3,380	.42%	.42%	.71%	3.38%
10/31/2023	11.94	.37	(.05 )	.32	(.29 )	(.19 )	(.48 )	11.78	2.64	2,676.43		.43	.71	3.05
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21 )	(1.52)	(1.73)	11.94	(13.28)	2,413.41		.41	.68	1.91
10/31/2021	13.99	.21	2.10	2.31	(.35 )	(.46 )	(.81 )	15.49	17.04	2,527.41		.41	.70	1.40
10/31/2020	13.86	.23	.52	.75	(.27 )	(.35 )	(.62 )	13.99	5.53	1,896.42		.42	.74	1.64
Class 529-C:
10/31/2024	11.60	.34	1.70	2.04	(.28 )	—	(.28 )	13.36	17.74	120	1.17	1.17	1.46	2.63
10/31/2023	11.75	.28	(.05 )	.23	(.19 )	(.19 )	(.38 )	11.60	1.90	107	1.19	1.19	1.47	2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09 )	(1.52)	(1.61)	11.75	(13.86)	112	1.17	1.17	1.44	1.14
10/31/2021	13.72	.09	2.07	2.16	(.18 )	(.46 )	(.64 )	15.24	16.16	141	1.16	1.16	1.45	.64
10/31/2020	13.61	.13	.51	.64	(.18 )	(.35 )	(.53 )	13.72	4.74	139	1.16	1.16	1.48	.97
Class 529-E:
10/31/2024	11.67	.41	1.71	2.12	(.35 )	—	(.35 )	13.44	18.40	104.64		.64	.93	3.15
10/31/2023	11.83	.34	(.05 )	.29	(.26 )	(.19 )	(.45 )	11.67	2.43	83.65		.65	.93	2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18 )	(1.52)	(1.70)	11.83	(13.46)	77.64		.64	.91	1.68
10/31/2021	13.88	.17	2.09	2.26	(.32 )	(.46 )	(.78 )	15.36	16.77	82.63		.63	.92	1.17
10/31/2020	13.76	.19	.53	.72	(.25 )	(.35 )	(.60 )	13.88	5.29	62.64		.64	.96	1.43
Class 529-T:
10/31/2024	11.83	.47	1.73	2.20	(.41 )	—	(.41 )	13.62	18.92 [9]	— [10]	.17 [9]	.17 [9]	.46 [9]	3.63 [9]
10/31/2023	11.98	.41	(.05 )	.36	(.32 )	(.19 )	(.51 )	11.83	2.97 [9]	— [10]	.11 [9]	.11 [9]	.39 [9]	3.38 [9]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24 )	(1.52)	(1.76)	11.98	(13.01)[9]	— [10]	.17 [9]	.17 [9]	.44 [9]	2.15 [9]
10/31/2021	14.01	.24	2.10	2.34	(.37 )	(.46 )	(.83 )	15.52	17.28 [9]	— [10]	.20 [9]	.20 [9]	.49 [9]	1.61 [9]
10/31/2020	13.88	.26	.52	.78	(.30 )	(.35 )	(.65 )	14.01	5.70 [9]	— [10]	.21 [9]	.21 [9]	.53 [9]	1.86 [9]
Class 529-F-1:
10/31/2024	11.85	.47	1.73	2.20	(.40 )	—	(.40 )	13.65	18.88 [9]	— [10]	.22 [9]	.21 [9]	.50 [9]	3.59 [9]
10/31/2023	12.00	.40	(.05 )	.35	(.31 )	(.19 )	(.50 )	11.85	2.91 [9]	— [10]	.22 [9]	.19 [9]	.47 [9]	3.29 [9]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23 )	(1.52)	(1.75)	12.00	(13.11)[9]	— [10]	.22 [9]	.22 [9]	.49 [9]	2.10 [9]
10/31/2021	14.06	.23	2.12	2.35	(.40 )	(.46 )	(.86 )	15.55	17.26 [9]	— [10]	.25 [9]	.25 [9]	.54 [9]	1.53 [9]
10/31/2020	13.93	.26	.53	.79	(.31 )	(.35 )	(.66 )	14.06	5.74 [9]	— [10]	.17 [9]	.17 [9]	.49 [9]	1.88 [9]
Class 529-F-2:
10/31/2024	11.79	.47	1.73	2.20	(.41 )	—	(.41 )	13.58	18.96	547.14		.14	.43	3.64
10/31/2023	11.95	.41	(.06 )	.35	(.32 )	(.19 )	(.51 )	11.79	2.93	388.14		.14	.42	3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25 )	(1.52)	(1.77)	11.95	(12.99)	324.14		.14	.41	2.18
10/31/2021	13.99	.25	2.09	2.34	(.38 )	(.46 )	(.84 )	15.49	17.30	302.17		.17	.46	1.64
10/31/2020[5,13]	13.99	—	—	—	—	—	—	13.99	—	194	—	—	—	—
Class 529-F-3:
10/31/2024	11.79	.48	1.73	2.21	(.42 )	—	(.42 )	13.58	19.02	— [10]	.07	.07	.36	3.76
10/31/2023	11.94	.41	(.04 )	.37	(.33 )	(.19 )	(.52 )	11.79	3.07	1.07		.07	.35	3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26 )	(1.52)	(1.78)	11.94	(13.00)	1.07		.07	.34	2.24
10/31/2021	13.99	.27	2.09	2.36	(.40 )	(.46 )	(.86 )	15.49	17.45	1.07		.07	.36	1.78
10/31/2020[5,13]	13.99	—	—	—	—	—	—	13.99	—	— [10]	—	—	—	—
Refer to the end of the tables for footnotes.

39	American Funds College Target Date Series

Financial highlights (continued)
College 2027 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$11.12	$.43	$1.14	$1.57	$(.37 )	$—	$(.37 )	$12.32	14.32%	$2,732	.42%	.42%	.70%	3.61%
10/31/2023	11.33	.38	(.21 )	.17	(.28 )	(.10 )	(.38 )	11.12	1.47	2,263.43		.43	.70	3.29
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19 )	(.78 )	(.97 )	11.33	(11.49)	2,088.41		.41	.66	1.97
10/31/2021	13.11	.21	1.20	1.41	(.39 )	(.36 )	(.75 )	13.77	11.10	2,161.41		.41	.66	1.54
10/31/2020	13.06	.24	.32	.56	(.29 )	(.22 )	(.51 )	13.11	4.39	1,687.42		.42	.69	1.86
Class 529-C:
10/31/2024	10.96	.34	1.12	1.46	(.28 )	—	(.28 )	12.14	13.49	161	1.17	1.17	1.45	2.85
10/31/2023	11.17	.29	(.21 )	.08	(.19 )	(.10 )	(.29 )	10.96	.69	139	1.19	1.19	1.46	2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09 )	(.78 )	(.87 )	11.17	(12.14)	130	1.17	1.17	1.42	1.20
10/31/2021	12.88	.11	1.18	1.29	(.23 )	(.36 )	(.59 )	13.58	10.29	143	1.16	1.16	1.41	.79
10/31/2020	12.85	.15	.30	.45	(.20 )	(.22 )	(.42 )	12.88	3.57	132	1.16	1.16	1.43	1.21
Class 529-E:
10/31/2024	11.01	.40	1.12	1.52	(.34 )	—	(.34 )	12.19	14.03	91.64		.64	.92	3.38
10/31/2023	11.22	.35	(.20 )	.15	(.26 )	(.10 )	(.36 )	11.01	1.26	74.65		.65	.92	3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16 )	(.78 )	(.94 )	11.22	(11.66)	69.64		.64	.89	1.74
10/31/2021	13.00	.18	1.18	1.36	(.36 )	(.36 )	(.72 )	13.64	10.79	72.63		.63	.88	1.32
10/31/2020	12.96	.21	.32	.53	(.27 )	(.22 )	(.49 )	13.00	4.16	57.64		.64	.91	1.65
Class 529-T:
10/31/2024	11.17	.46	1.14	1.60	(.40 )	—	(.40 )	12.37	14.59 [9]	— [10]	.17 [9]	.17 [9]	.45 [9]	3.85 [9]
10/31/2023	11.37	.41	(.20 )	.21	(.31 )	(.10 )	(.41 )	11.17	1.80 [9]	— [10]	.12 [9]	.12 [9]	.39 [9]	3.60 [9]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22 )	(.78 )	(1.00)	11.37	(11.28)[9]	— [10]	.17 [9]	.17 [9]	.42 [9]	2.20 [9]
10/31/2021	13.14	.24	1.20	1.44	(.41 )	(.36 )	(.77 )	13.81	11.33 [9]	— [10]	.20 [9]	.20 [9]	.45 [9]	1.76 [9]
10/31/2020	13.09	.27	.31	.58	(.31 )	(.22 )	(.53 )	13.14	4.56 [9]	— [10]	.22 [9]	.22 [9]	.49 [9]	2.08 [9]
Class 529-F-1:
10/31/2024	11.19	.46	1.15	1.61	(.40 )	—	(.40 )	12.40	14.57 [9]	— [10]	.22 [9]	.22 [9]	.50 [9]	3.81 [9]
10/31/2023	11.40	.41	(.22 )	.19	(.30 )	(.10 )	(.40 )	11.19	1.65 [9]	— [10]	.22 [9]	.19 [9]	.46 [9]	3.52 [9]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21 )	(.78 )	(.99 )	11.40	(11.25)[9]	— [10]	.22 [9]	.22 [9]	.47 [9]	2.15 [9]
10/31/2021	13.19	.23	1.20	1.43	(.43 )	(.36 )	(.79 )	13.83	11.23 [9]	— [10]	.25 [9]	.25 [9]	.50 [9]	1.64 [9]
10/31/2020	13.14	.27	.32	.59	(.32 )	(.22 )	(.54 )	13.19	4.60 [9]	— [10]	.17 [9]	.17 [9]	.44 [9]	2.11 [9]
Class 529-F-2:
10/31/2024	11.12	.46	1.14	1.60	(.40 )	—	(.40 )	12.32	14.64	510.15		.15	.43	3.88
10/31/2023	11.34	.41	(.22 )	.19	(.31 )	(.10 )	(.41 )	11.12	1.67	383.14		.14	.41	3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22 )	(.78 )	(1.00)	11.34	(11.19)	318.14		.14	.39	2.24
10/31/2021	13.11	.24	1.20	1.44	(.42 )	(.36 )	(.78 )	13.77	11.35	301.17		.17	.42	1.78
10/31/2020[5,13]	13.11	—	—	—	—	—	—	13.11	—	203	—	—	—	—
Class 529-F-3:
10/31/2024	11.12	.47	1.14	1.61	(.41 )	—	(.41 )	12.32	14.70	— [10]	.08	.08	.36	3.94
10/31/2023	11.33	.42	(.21 )	.21	(.32 )	(.10 )	(.42 )	11.12	1.81	— [10]	.08	.08	.35	3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23 )	(.78 )	(1.01)	11.33	(11.14)	— [10]	.08	.08	.33	2.29
10/31/2021	13.11	.25	1.20	1.45	(.44 )	(.36 )	(.80 )	13.76	11.41	— [10]	.10	.08	.33	1.89
10/31/2020[5,13]	13.11	—	—	—	—	—	—	13.11	—	— [10]	—	—	—	—
Refer to the end of the tables for footnotes.

American Funds College Target Date Series	40

Financial highlights (continued)
College Enrollment Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2024	$9.00	$.33	$.55	$.88	$(.33 )	$—	$(.33 )	$9.55	9.94%	$3,126	.42%	.42%	.70%	3.56%
10/31/2023	9.06	.29	(.14 )	.15	(.21 )	—	(.21 )	9.00	1.63	1,287.42		.42	.69	3.18
10/31/2022	10.04	.14	(1.01)	(.87 )	(.06 )	(.05 )	(.11 )	9.06	(8.75)	1,650.40		.40	.67	1.43
10/31/2021	10.39	.07	(.08 )	(.01 )	(.27 )	(.07 )	(.34 )	10.04	(.07 )	2,296.41		.41	.68	.72
10/31/2020	10.09	.13	.40	.53	(.23 )	—	(.23 )	10.39	5.34	821.41		.41	.68	1.25
Class 529-C:
10/31/2024	9.03	.26	.55	.81	(.23 )	—	(.23 )	9.61	9.07	204	1.17	1.17	1.45	2.80
10/31/2023	9.06	.22	(.14 )	.08	(.11 )	—	(.11 )	9.03	.85	81	1.18	1.18	1.45	2.41
10/31/2022	10.06	.06	(1.01)	(.95 )	— [14]	(.05 )	(.05 )	9.06	(9.47)	135	1.17	1.17	1.44	.63
10/31/2021	10.34	— [14]	(.09 )	(.09 )	(.12 )	(.07 )	(.19 )	10.06	(.85 )	240	1.16	1.16	1.43	(.02 )
10/31/2020	10.02	.07	.39	.46	(.14 )	—	(.14 )	10.34	4.63	92	1.12	1.12	1.39	.65
Class 529-E:
10/31/2024	8.97	.31	.55	.86	(.30 )	—	(.30 )	9.53	9.78	117.63		.63	.91	3.35
10/31/2023	9.03	.27	(.15 )	.12	(.18 )	—	(.18 )	8.97	1.34	53.64		.64	.91	2.96
10/31/2022	10.01	.11	(1.00)	(.89 )	(.04 )	(.05 )	(.09 )	9.03	(8.96)	71.64		.64	.91	1.19
10/31/2021	10.36	.05	(.08 )	(.03 )	(.25 )	(.07 )	(.32 )	10.01	(.31 )	103.63		.63	.90	.51
10/31/2020	10.05	.11	.40	.51	(.20 )	—	(.20 )	10.36	5.19	38.61		.61	.88	1.08
Class 529-T:
10/31/2024	9.02	.35	.55	.90	(.36 )	—	(.36 )	9.56	10.18 [9]	— [10]	.19 [9]	.19 [9]	.47 [9]	3.79 [9]
10/31/2023	9.08	.32	(.14 )	.18	(.24 )	—	(.24 )	9.02	1.93 [9]	— [10]	.13 [9]	.13 [9]	.40 [9]	3.47 [9]
10/31/2022	10.05	.16	(1.01)	(.85 )	(.07 )	(.05 )	(.12 )	9.08	(8.53)[9]	— [10]	.18 [9]	.18 [9]	.45 [9]	1.68 [9]
10/31/2021	10.40	.09	(.08 )	.01	(.29 )	(.07 )	(.36 )	10.05	.13 [9]	— [10]	.20 [9]	.20 [9]	.47 [9]	.89 [9]
10/31/2020	10.10	.15	.40	.55	(.25 )	—	(.25 )	10.40	5.57 [9]	— [10]	.21 [9]	.21 [9]	.48 [9]	1.47 [9]
Class 529-F-1:
10/31/2024	9.03	.35	.54	.89	(.35 )	—	(.35 )	9.57	10.11 [9]	— [10]	.24 [9]	.23 [9]	.51 [9]	3.74 [9]
10/31/2023	9.09	.31	(.14 )	.17	(.23 )	—	(.23 )	9.03	1.90 [9]	— [10]	.21 [9]	.18 [9]	.45 [9]	3.42 [9]
10/31/2022	10.06	.16	(1.02)	(.86 )	(.06 )	(.05 )	(.11 )	9.09	(8.60)[9]	— [10]	.22 [9]	.22 [9]	.49 [9]	1.64 [9]
10/31/2021	10.43	.08	(.07 )	.01	(.31 )	(.07 )	(.38 )	10.06	.08 [9]	— [10]	.27 [9]	.27 [9]	.54 [9]	.81 [9]
10/31/2020	10.13	.15	.40	.55	(.25 )	—	(.25 )	10.43	5.59	— [10]	.18	.18	.45	1.51
Class 529-F-2:
10/31/2024	9.01	.36	.54	.90	(.36 )	—	(.36 )	9.55	10.20	583.14		.14	.42	3.84
10/31/2023	9.07	.32	(.14 )	.18	(.24 )	—	(.24 )	9.01	1.96	217.12		.12	.39	3.48
10/31/2022	10.04	.16	(1.00)	(.84 )	(.08 )	(.05 )	(.13 )	9.07	(8.47)	264.14		.14	.41	1.69
10/31/2021	10.39	.10	(.08 )	.02	(.30 )	(.07 )	(.37 )	10.04	.17	339.17		.17	.44	.96
10/31/2020[5,13]	10.39	—	—	—	—	—	—	10.39	—	120	—	—	—	—
Class 529-F-3:
10/31/2024	9.00	.36	.54	.90	(.36 )	—	(.36 )	9.54	10.26	— [10]	.07	.07	.35	3.88
10/31/2023	9.06	.32	(.13 )	.19	(.25 )	—	(.25 )	9.00	2.03	— [10]	.09	.09	.36	3.51
10/31/2022	10.03	.17	(1.01)	(.84 )	(.08 )	(.05 )	(.13 )	9.06	(8.44)	— [10]	.09	.09	.36	1.77
10/31/2021	10.39	.10	(.08 )	.02	(.31 )	(.07 )	(.38 )	10.03	.23	— [10]	.10	.08	.35	1.01
10/31/2020[5,13]	10.39	—	—	—	—	—	—	10.39	—	— [10]	—	—	—	—
Refer to the end of the tables for footnotes.

41	American Funds College Target Date Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended October 31,
	2024	2023	2022	2021	2020
College 2042 Fund	— %[5,6,7,15]
College 2039 Fund	— [15]	11%	7%	4%[5,7,12]
College 2036 Fund	9	19	9	27	28%
College 2033 Fund	6	26	8	35	26
College 2030 Fund	10	27	10	44	24
College 2027 Fund	17	27	10	30	28
College Enrollment Fund	5 [16]	18	7	11	16

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Based on operations for a period that is less than a full year.
[6]	For the period March 15, 2024, commencement of operations, through October 31, 2024.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class 529-F-1 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds.

[12]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Amount was either less than 1% or there was no turnover.
[16]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the College
2024 Fund on March 22, 2024. The portfolio turnover rate would have been 22% without the adjustment.

Refer to the notes to financial statements.

American Funds College Target Date Series	42

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds College Target Date Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds College Target Date Series comprising the American Funds College 2042 Fund, American Funds College 2039 Fund, American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund and American Funds College Enrollment Fund (the “Funds”), including the investment portfolios, as of October 31, 2024; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2042 Fund and American Funds College 2039 Fund; the related statement of operations, changes in net assets, and financial highlights for the period from March 15, 2024 (commencement of operations) through October 31, 2024, for American Funds College 2042 Fund; the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds College 2042 Fund and American Funds College 2039 Fund as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2042 Fund and American Funds College 2039 Fund as of October 31, 2024; the results of operations, changes in net assets, and financial highlights for American Funds College 2042 Fund for the period from March 15, 2024 (commencement of operations) through October 31, 2024; and the results of operations for the year ended October 31, 2024, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

43	American Funds College Target Date Series

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2024:
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
Long-term capital gains	—	$3,422,000	—	—	—	—	—

American Funds College Target Date Series	44

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

45	American Funds College Target Date Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds College Target Date Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025